SEGMENTATION - Assets and liabilities (Details) - USD ($)	Mar. 31, 2025	Dec. 31, 2024	Mar. 31, 2024	Dec. 31, 2023
SEGMENTATION
Cash and cash equivalents	$ 1,033,596	$ 1,053,744		$ 120,010
Property, plant and equipment, net	4,481,609	3,809,742		3,610,728
Oil and natural gas properties, net (full cost)	652,296	$ 790,093		$ 941,691
Single reportable segment
SEGMENTATION
Cash and cash equivalents	1,033,596		$ 127,078
Property, plant and equipment, net	4,481,609		3,807,981
Oil and natural gas properties, net (full cost)	$ 652,296		$ 776,816